Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Summary of Financial Assets	Financial assets include the following:

	2021	2020
Debt instruments	1,004	8,319
	1,004	8,319

Summary of gain (losses) recognized in profit or loss	During the year, the following gains/(losses) were recognized in profit or loss:

	2021	2020
Fair Value Movement transferred to profit and loss	16	9
At End of Year	16	9